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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21260
                                  ----------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   805 Las Cimas Parkway, Suite 430     Austin, Texas                 78746
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050
                                                     ---------------------------

Date of fiscal year end:        February 29, 2008
                          ------------------------------------

Date of reporting period:       May 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================
    SHARES      COMMON STOCKS - 76.4%                               VALUE
--------------------------------------------------------------------------------
                APPAREL - 0.8%
      79,000    Kellwood Company                                $    2,275,990
                                                                --------------

                BEVERAGES - 5.4%
     139,635    Anheuser-Busch Companies, Inc.                       7,448,131
     155,520    Coca-Cola Company (The)                              8,241,005
                                                                --------------
                                                                    15,689,136
                                                                --------------

                BUILDING MATERIALS - 2.1%
     203,275    Masco Corporation                                    6,140,938
                                                                --------------

                CHEMICALS - 2.0%
     109,125    E.I. Du Pont de Nemours & Company                    5,709,420
                                                                --------------

                COMMERCIAL SERVICES - 1.7%
     144,862    CDI Corporation                                      4,844,185
                                                                --------------

                COMPUTERS - 5.7%
     286,600    Hutchinson Technology, Inc.*                         5,239,048
     104,575    Imation Corporation                                  3,964,438
       7,340    Maxwell Technologies, Inc.*                            100,852
     356,665    Seagate Technology                                   7,343,732
                                                                --------------
                                                                    16,648,070
                                                                --------------
                COSMETICS/PERSONAL CARE - 3.2%
      99,875    Colgate-Palmolive Company                            6,687,630
      54,320    Estee Lauder Companies, Inc. (The) - Class A         2,569,336
                                                                --------------
                                                                     9,256,966
                                                                --------------
                DISTRIBUTORS/WHOLESALE - 2.7%
     485,100    Handleman Company                                    3,415,104
      52,175    W.W. Grainger, Inc.                                  4,594,009
                                                                --------------
                                                                     8,009,113
                                                                --------------
                DIVERSIFIED FINANCIAL SERVICES - 4.6%
     150,675    Wells Fargo & Company                                5,437,861
     796,590    W.P. Stewart & Company Ltd.                          8,117,252
                                                                --------------
                                                                    13,555,113
                                                                --------------
                FOOD - 1.1%
      50,300    General Mills, Inc.                                  3,080,372
                                                                --------------

                HOME FURNISHINGS - 0.4%
      98,100    La-Z-Boy, Inc.                                       1,153,656
                                                                --------------

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES      COMMON STOCKS - 76.4% (Continued)                   VALUE
--------------------------------------------------------------------------------
                HOUSEHOLD PRODUCTS/WARES - 5.7%
      95,275    Avery Dennison Corporation                      $    6,218,599
     146,850    Kimberly-Clark Corporation                          10,420,476
                                                                --------------
                                                                    16,639,075
                                                                --------------
                HOUSEWARES - 0.5%
      44,335    Newell Rubbermaid, Inc.                              1,408,080
                                                                --------------

                INSURANCE - 3.8%
     339,912    Marsh & McLennan Companies, Inc.                    11,159,311
                                                                --------------

                MACHINERY - DIVERSIFIED - 3.1%
     275,200    Briggs & Stratton Corporation                        8,930,240
                                                                --------------

                MEDIA - 3.7%
     182,800    Gannett Company, Inc.                               10,752,296
                                                                --------------

                MISCELLANEOUS MANUFACTURING - 9.1%
     175,085    3M Company                                          15,400,476
       7,930    Eastman Kodak Company                                  201,105
     100,425    Illinois Tool Works, Inc.                            5,294,406
     233,180    Leggett & Platt, Inc.                                5,705,914
                                                                --------------
                                                                    26,601,901
                                                                --------------
                PHARMACEUTICALS - 4.1%
     436,865    Pfizer, Inc.                                        12,009,419
                                                                --------------

                RETAIL - 7.8%
     262,288    Cost Plus, Inc. *                                    2,423,541
     404,665    Talbots, Inc. (The)                                  8,801,464
     240,455    Wal-Mart Stores, Inc.                               11,445,658
                                                                --------------
                                                                    22,670,663
                                                                --------------
                SEMICONDUCTORS - 1.5%
     200,000    Intel Corporation                                    4,434,000
                                                                --------------

                SOFTWARE - 6.7%
     632,240    Microsoft Corporation                               19,390,801
                                                                --------------

                TEXTILES - 0.7%
     153,091    Dixie Group, Inc. (The) *                            1,921,292
                                                                --------------

                TOTAL COMMON STOCKS (Cost $202,453,082)         $  222,280,037
                                                                --------------

CM ADVISERS FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE     U.S. GOVERNMENT OBLIGATIONS - 8.0%                  VALUE
--------------------------------------------------------------------------------
$ 73,105,000    U.S. Treasury Bond, stripped principal payment,
                 6.25%, due 05/15/2030 (Cost $24,036,279)       $   23,111,196
                                                                --------------

================================================================================
    SHARES      MONEY MARKET FUNDS - 13.1%                          VALUE
--------------------------------------------------------------------------------
  38,128,628    Evergreen Institutional Treasury Money Market
                 Fund - Class I (Cost $38,128,628)              $   38,128,628
                                                                --------------

                TOTAL INVESTMENTS AT VALUE - 97.5%
                 (Cost $264,617,989)                            $  283,519,861

                OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%         7,339,333
                                                                --------------

                NET ASSETS - 100.0%                             $  290,859,194
                                                                ==============
 * Non-income producing security

 See accompanying notes to portfolio of investments.

CM ADVISERS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================
  PAR VALUE     U.S. GOVERNMENT OBLIGATIONS - 78.7%                 VALUE
--------------------------------------------------------------------------------
$  1,500,000    U.S. Treasury Bond, stripped principal payment,
                 7.25%, due 08/15/2022                          $      688,227
   8,665,000    U.S. Treasury Bond, stripped principal payment,
                 6.25%, due 05/15/2030                               2,739,327
   3,000,000    U.S. Treasury Bond, stripped principal payment,
                 4.50%, due 02/15/2036                                 726,861
                                                                --------------

                TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (Cost $4,281,480)                              $    4,154,415
                                                                --------------

================================================================================
    SHARES      MONEY MARKET FUNDS - 21.1%                          VALUE
--------------------------------------------------------------------------------
   1,113,794    Evergreen Institutional Treasury Money Market
                 Fund - Class I (Cost $1,113,794)               $    1,113,794
                                                                --------------

                TOTAL INVESTMENTS AT VALUE - 99.8%
                 (Cost $5,395,274)                              $    5,268,209

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%             9,868
                                                                --------------

                NET ASSETS - 100.0%                             $    5,278,077
                                                                ==============

 See accompanying notes to portfolio of investments.

CM ADVISERS FAMILY OF FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2007 (Unaudited)


1.   SECURITIES VALUATION

The investments of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis as of May 31, 2007:

                                                                CM Advisers
                                               CM Advisers      Fixed Income
                                                  Fund             Fund
                                              -------------    --------------

Cost of portfolio investments                 $ 264,617,989     $  5,395,274
                                              ==============   ==============

Gross unrealized appreciation                 $  27,106,349     $      4,912

Gross unrealized depreciation                    (8,204,477)        (131,977)
                                              --------------   --------------

Net unrealized appreciation (depreciation)    $  18,901,872     $   (127,065)
                                              ==============   ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CM Advisers Family of Funds
             -------------------------------------------------------------------



By (Signature and Title)*   /s/ Arnold Van Den Berg
                           -----------------------------------------------------
                           Arnold Van Den Berg, Chairman and President


Date          July 25, 2007
      ----------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Arnold Van Den Berg
                           -----------------------------------------------------
                           Arnold Van Den Berg, Chairman and President



Date          July 25, 2007
      ----------------------------------------------------



By (Signature and Title)*   /s/ James D. Brilliant
                           -----------------------------------------------------
                           James D. Brilliant, Treasurer


Date          July 25, 2007
      ----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.